STOCKHOLDERS' EQUITY (DEFICIT) (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
STOCKHOLDERS' EQUITY (DEFICIT) [Abstract]
Schedule of Changes in Outstanding Common Stock Warrants

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term	Value
Balance outstanding at September 30, 2012	118,434,173	$0.0844	3.84	-
Granted	10,433,853	$0.080	0.75	-
Exercised	0	$-	-	-
Forfeited	(25,000)	$1.000	-	-
Balance outstanding at December 31, 2012	128,843,026	$0.085	3.69	-

	Year Ended September 30, 2012		Year Ended September 30, 2011
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Common Stock Warrants
Balance at beginning of year	11,528,934	$0.17	8,287,100	$0.40
Granted	110,074,867	0.0816	11,238,938	0.16
Exercised	(3,169,628)	0.0737	-	-
Forfeited	-	-	(7,997,100)	0.40
Balance at end of year	118,434,173	$0.0853	11,528,934	$0.17

Warrants exercisable at end of year	118,434,173	$0.0844	11,528,934
Weighted average fair value of warrants granted or re-priced during the year		$0.0816

Schedule of Information about Common Stock Warrants

	Warrants Outstanding			Warrants Exercisable
		Weighted
	Number	Average	Weighted	Number	Weighted
Range of	Outstanding at	Remaining	Average	Exercisable at	Average
Exercise	September 30,	Contractual	Exercise	September 30,	Exercise
Price	2012	Life	Price	2012	Price
$0.074	102,342,619	3.78 Years	$0.074	102,342,619	$0.074
$0.15	14,801,554	4.78 Years	$0.15	14,801,554	$0.15
$0.17	1,000,000	0.41 Years	$0.17	1,000,000	$0.17
$0.50	145,000	1.02 Years	$0.50	145,000	$0.50
	118,434,173		$0.853	118,434,173	$0.0853